Segment reporting - Geographical information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Geographical information
Revenue	$ 1,579,730	[1]	$ 1,403,149	$ 1,231,056
Noncurrent assets	$ 4,013,938	[2]	$ 3,458,323
Customer A
Geographical information
Revenue percentage	66.00%		66.00%	63.00%
Customer B
Geographical information
Revenue percentage	14.00%			13.00%
Customer B | Top of range
Geographical information
Revenue percentage			10.00%
Customer C
Geographical information
Revenue percentage			14.00%	14.00%
Customer C | Top of range
Geographical information
Revenue percentage	10.00%
Countries where entity holds significant non-current assets
Geographical information
Noncurrent assets	$ 3,800,229		$ 3,253,267	$ 2,874,790
Nigeria
Geographical information
Revenue	1,146,732		1,037,836	925,704
Noncurrent assets	$ 1,572,774		1,654,318	1,991,553
COTE D'IVOIRE
Geographical information
Noncurrent assets			$ 330,705	317,597
COTE D'IVOIRE | Top of range
Geographical information
Percentage of entity's non-current assets	10.00%
CAMEROON
Geographical information
Noncurrent assets				288,773
CAMEROON | Top of range
Geographical information
Percentage of entity's non-current assets	10.00%		10.00%
BRAZIL
Geographical information
Noncurrent assets	$ 812,100		$ 641,253
Rest of world
Geographical information
Revenue	432,998		365,313	305,352
Noncurrent assets	$ 1,415,355		$ 626,991	$ 276,867

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).
[2]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).